Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 18,928	$ 14,007
Borrowings	65,996	67,279
Borrowings	84,924	81,286
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	1,360	400
Borrowings	34,540	32,660
Borrowings	$ 35,900	$ 33,060
Percent of current borrowings	2.00%	0.00%
Percent of non-current borrowings	40.00%	40.00%
Percent of total loans	42.00%	40.00%